Capital structure and financial items - Derivative financial instruments - Derivative financial instruments (Details) kr in Millions	12 Months Ended
	Dec. 31, 2024 DKK (kr) kr / $	Dec. 31, 2023 DKK (kr) kr / $
Disclosure of detailed information about hedging instruments [line items]
Notional amount	kr 248,006	kr 218,658
Hedging instrument, assets	6,326	2,344
Hedging instrument, liabilities	7,531	1,272
Derivative financial instruments
Disclosure of detailed information about hedging instruments [line items]
Recognised in the Income statement, liability	1,646	989
Recognised in Other comprehensive income, liability	5,885	283
Derivative financial instruments
Disclosure of detailed information about hedging instruments [line items]
Recognised in the Income statement, asset	6,204	449
Recognised in Other comprehensive income, asset	122	1,895
Cash flow hedges | Forward contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	154,691	124,268
Hedging instrument, assets	122	1,895
Hedging instrument, liabilities	kr 5,885	kr 283
Cash flow hedges | Forward contracts | USD
Disclosure of detailed information about hedging instruments [line items]
Average rate | kr / $	676	676
Notional amount	kr 137,781	kr 104,022
Hedging instrument, assets	13	1,600
Hedging instrument, liabilities	5,704	193
Cash flow hedges | Forward contracts | CNH, CAD and JPY
Disclosure of detailed information about hedging instruments [line items]
Notional amount	16,910	20,246
Hedging instrument, assets	109	295
Hedging instrument, liabilities	181	90
Fair value hedges | Forward contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	93,315	94,390
Hedging instrument, assets	6,204	449
Hedging instrument, liabilities	kr 1,646	kr 989
Fair value hedges | Forward contracts | USD
Disclosure of detailed information about hedging instruments [line items]
Average rate | kr / $	683	675
Notional amount	kr 75,864	kr 65,870
Hedging instrument, assets	6,135	330
Hedging instrument, liabilities	1,577	946
Fair value hedges | Forward contracts | EUR, CNH, CAD and others
Disclosure of detailed information about hedging instruments [line items]
Notional amount	17,451	28,520
Hedging instrument, assets	69	119
Hedging instrument, liabilities	kr 69	kr 43